Leases - Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lessee Disclosure [Abstract]
2022	¥ 17,906,850
2023	12,613,075
2024	7,999,320
2025	5,725,631
2026	776,818
Total undiscounted lease payments	45,021,694
Less: Imputed interest	(4,304,427)
Total lease liabilities	40,717,267
Amounts due within 12 months	17,351,427	$ 2,722,818	¥ 16,972,187
Non-current lease liability	¥ 23,365,840	$ 3,666,610	¥ 24,005,765